REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reportable Segments [Abstract]
Disclosure of operating segments
Below, please find summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

Period ended December 31, 2021	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	2,702,346	3,549,096	—	—	6,251,442		6,251,442
Revenues from rendering of services	97,988	1	330	—	98,319		98,319
Revenues from ordinary activities	2,800,334	3,549,097	330	—	6,349,761		6,349,761

Revenues from transactions with other operating segments	1,191,530	30,396	43,737	—	1,265,663	(1,265,663)	—

Finance income	—	—	—	33,499	33,499		33,499
Finance costs	—	—	—	(219,982)	(219,982)		(219,982)
Net finance costs	—	—	—	(186,483)	(186,483)		(186,483)

Depreciation and amortizations	297,413	182,493	1,634	11,164	492,704		492,704
Other income	331,827	22,935	265	23,950	378,977		378,977
Other expenses	141,338	27,315	6,140	17,308	192,101		192,101

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	2,380	—	—	(2,050)	330		330
Joint ventures	—	35,250	—	(4,194)	31,056		31,056

Income tax expense	—	—	—	(402,914)	(402,914)		(402,914)

Profit (loss) of each reportable segment	851,804	906,745	(9,605)	(717,345)	1,031,599		1,031,599

Geographical information on revenues
Revenue – Chilean entities	1,933,450	1,538,804	330	—	3,472,584		3,472,584
Revenue – Foreign entities	866,884	2,010,293	—	—	2,877,177		2,877,177
Total Ordinary Income	2,800,334	3,549,097	330	—	6,349,761		6,349,761

Period ended December 31, 2021	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,461,957	76,088	870	3,801	1,542,716	—	1,542,716
Acquisition and contribution of investments in associates and joint venture	—	—	—	61,372	61,372	—	61,372

Period ended December 31, 2021	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	12,234,443	3,017,154	19,350	1,487,952	16,758,899	(97,589)	16,661,310
Segment assets (excluding deferred tax assets)	12,234,443	3,017,154	19,350	1,480,315	16,751,262	(97,589)	16,653,673
Deferred tax assets				7,637	7,637		7,637

Investments accounted through equity method
Associates	26,823	—	—	56,101	82,924		82,924
Joint Ventures	—	203,504	—	50,214	253,718		253,718
Segment liabilities	723,046	475,871	11,010	7,632,879	8,842,806		8,842,806
Segment liabilities (excluding deferred tax liabilities)	723,046	475,871	11,010	5,885,074	7,095,001		7,095,001
Deferred tax liabilities				1,747,805	1,747,805		1,747,805

Geographical information on non-current assets
Chile	7,978,472	528,776	18,307	330,600	8,856,155	(9,304)	8,846,851
Foreign countries	2,671,205	1,200,693	—	23,236	3,895,134		3,895,134
Non-current assets, Total	10,649,677	1,729,469	18,307	353,836	12,751,289	(9,304)	12,741,985

Period ended December 31, 2020	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	2,038,847	2,623,465	—	—	4,662,312		4,662,312
Revenues from rendering of services	70,431	15	111	—	70,557		70,557
Revenues from ordinary activities	2,109,278	2,623,480	111	—	4,732,869		4,732,869

Revenues from transactions with other operating segments	1,111,289	21,556	34,149		1,166,994	(1,166,994)	—

Finance income	—	—	—	29,449	29,449		29,449
Finance costs	—	—	—	(268,179)	(268,179)		(268,179)
Net finance costs	—	—	—	(238,730)	(238,730)		(238,730)

Depreciation and amortizations	312,092	192,295	1,547	10,078	516,012		516,012
Other income	235,320	42,723	89	5,684	283,816		283,816
Other expenses	114,720	50,369	1	17,793	182,883		182,883

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	1,346	—	—	3,475	4,821		4,821
Joint ventures	—	(1,994)	—	(510)	(2,504)		(2,504)

Income tax expense	—	—	—	(41,848)	(41,848)		(41,848)

Profit (loss) of each reportable segment	201,548	260,504	(2,927)	(433,820)	25,305		25,305

Geographical information on revenues
Revenue – Chilean entities	1,476,060	1,136,322	111	—	2,612,493		2,612,493
Revenue – Foreign entities	633,218	1,487,158	—	—	2,120,376		2,120,376
Total Ordinary Income	2,109,278	2,623,480	111	—	4,732,869		4,732,869

Period ended December 31, 2020	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets
Acquisition of property, plant and equipment and biological assets	1,618,239	95,672	437	2,639	1,716,987	—	1,716,987

Acquisition and contribution of investments in associates and joint venture	—	—	—	19,433	19,433	—	19,433

Period ended December 31, 2020	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	11,543,571	2,886,177	24,941	1,623,700	16,078,389	(50,070)	16,028,319
Segments assets (excluding deferred tax assets)	11,543,571	2,886,177	24,941	1,617,659	16,072,348	(50,070)	16,022,278
Deferred tax assets				6,041	6,041		6,041

Investments accounted through equity method
Associates	29,205	—	—	56,509	85,714		85,714
Joint Ventures	—	187,388	—	43,837	231,225		231,225
Segment liabilities	494,065	471,024	8,574	7,639,021	8,612,684		8,612,684
Segment liabilities (excluding deferred tax liabilities)	494,065	471,024	8,574	6,175,135	7,148,798		7,148,798
Deferred tax liabilities				1,463,886	1,463,886		1,463,886

Geographical information on non-current assets
Chile	7,487,475	588,973	24,305	314,330	8,415,083	(6,380)	8,408,703
Foreign countries	2,731,405	1,277,666	—	66,220	4,075,291		4,075,291
Non-current assets, Total	10,218,880	1,866,639	24,305	380,550	12,490,374	(6,380)	12,483,994

Period ended December 31, 2019	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	2,424,951	2,820,538	—		5,245,489		5,245,489
Revenues from rendering of services	83,210	73	442		83,725		83,725
Revenues from external customers	2,508,161	2,820,611	442		5,329,214		5,329,214

Revenues from transactions with other operating segments	1,173,697	24,728	36,290		1,234,715	(1,234,715)	—

Finance income	—	—	—	32,582	32,582		32,582
Finance costs	—	—	—	(273,639)	(273,639)		(273,639)
Net finance costs	—	—	—	(241,057)	(241,057)		(241,057)

Depreciation and amortizations	318,446	190,040	1,396	9,498	519,380		519,380
Other income	179,424	32,943	84	41,616	254,067		254,067
Other expenses	108,165	81,784	493	13,256	203,698		203,698

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	4,120	—	—	3,296	7,416		7,416
Joint ventures	—	(688)	—	1,047	359		359

Income tax expense	—	—	—	(535)	(535)		(535)

Profit (loss) of each reportable segment	353,186	67,334	(2,521)	(356,029)	61,970		61,970

Geographical information on revenues
Revenue – Chilean entities	1,770,541	1,124,941	442		2,895,924		2,895,924
Revenue – Foreign entities	737,620	1,695,670	—		2,433,290		2,433,290
Total Ordinary Income	2,508,161	2,820,611	442		5,329,214		5,329,214

Period ended December 31, 2019	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,113,611	162,731	1,096	2,769	1,280,207	—	1,280,207

Acquisition and contribution of investments in associates and joint venture	—	—	—	171,841	171,841	—	171,841

Period ended December 31, 2019	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	10,788,509	3,101,716	21,180	1,985,595	15,897,000	(36,970)	15,860,030
Segments assets (excluding deferred tax assets)	10,788,509	3,101,716	21,180	1,979,528	15,890,933	(36,970)	15,853,963
Deferred tax assets	—	—	—	6,067	6,067		6,067

Investments accounted through equity method
Associates	38,370	—	—	55,209	93,579		93,579
Joint Ventures	—	172,321	—	27,218	199,539		199,539
Segment liabilities	334,525	425,116	8,466	7,722,508	8,490,615		8,490,615
Segment liabilities (excluding deferred tax liabilities)	334,525	425,116	8,466	6,362,321	7,130,428		7,130,428
Deferred tax liabilities	—	—	—	1,360,187	1,360,187		1,360,187

Geographical information on non-current assets
Chile	6,561,796	640,275	20,530	265,930	7,488,531	(3,440)	7,485,091
Foreign countries	2,947,099	1,408,923	—	87,536	4,443,558	—	4,443,558
Non-current assets, Total	9,508,895	2,049,198	20,530	353,466	11,932,089	(3,440)	11,928,649
Information required by geographic area:

	Geographical area
2021	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	3,409,152	524,976	630,440	1,041,285	454,498	191,091	6,251,442
Revenues from rendering of services	63,432	—	—	—	34,886	1	98,319
Revenues as of December 31, 2021	3,472,584	524,976	630,440	1,041,285	489,384	191,092	6,349,761
Non-current Assets at 12-31-2021 other than deferred tax	8,842,910	688,698	642,578	735,846	1,698,320	125,995	12,734,347

	Geographical area
2020	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	2,573,641	379,200	414,622	829,497	333,104	132,248	4,662,312
Revenues from rendering of services	38,852	—	—	—	31,690	15	70,557
Revenues as of December 30, 2020	2,612,493	379,200	414,622	829,497	364,794	132,263	4,732,869
Non-current Assets at 12-31-2020 other than deferred tax	8,404,695	741,337	694,079	774,969	1,725,736	137,137	12,477,953

	Geographical area
2019	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	2,841,003	395,689	542,676	928,617	410,834	126,670	5,245,489
Revenues from rendering of services	54,921	—	—	—	28,731	73	83,725
Revenues at 12-31-2019	2,895,924	395,689	542,676	928,617	439,565	126,743	5,329,214
Non-current Assets at 12-31-2019 other than deferred tax	7,480,456	781,693	947,265	832,570	1,724,698	155,900	11,922,582